UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the quarter ended:     September 30, 1999

Check here if Amendment [  ];  Amendment Number :
This amendment  (check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place
         Dublin 2
         Ireland

13F File Number:  Not Known

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Keith Walsh
Title:    Head of Compliance
Phone:    011-353-1-6616433

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dublin and Country of Ireland on the 3rd day of November 1999.

Bank of Ireland Asset Management
(Name of Institutional Manager)

Keith Walsh
(Signature of Person Duly Authorised to Submit This Report)

Report Type:  13F Holdings Report

List of Other Managers Reporting for this Manager:

                        FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $3,599,076k

List of Other Included Managers:

                                                    FORM 13F INFORMATION TABLE

                                                      Fair        SHARES/      Investment                  --Voting Authority--
Name of Issuer            Title of Class  CUSIP No.   Mkt.Value   Prn Amount   Discretion    Managers     Sole      Shared   None
--------------            --------------  ---------   ---------   ----------   ----------    --------     ----      ------   ----

Dover Corp                Com              260003108  178,427     4,361,847    Sole                      4,361,847
Engelhard Corp            Com              292845104   33,586     1,834,050    Sole                      1,834,050
Philip Morris Cos Inc     Com              718154107  498,378    14,564,482    Sole                     14,564,482
Bank One Corp             Com              06423A103  121,642     3,494,196    Sole                      3,494,196
Sysco Corp                Com              871829107  303,445     8,654,401    Sole                      8,654,401
Johnson & Johnson         Com              478160104  270,746     2,947,903    Sole                      2,947,903
Wal Mart Stores Inc       Com              931142103      228         4,800    Sole                          4,800
Tyco Intl Ltd New         Com              902124106   85,751       830,515    Sole                        830,515
Chase Manhattan Corp New  Com              16161A108  401,641     5,328,567    Sole                      5,328,567
Cbrl Group Inc            Com              12489V106   33,112     2,140,551    Sole                      2,140,551
Donnelley R&R & Sons Co   Com              257867101  101,710     3,507,252    Sole                      3,507,252
Federal Natl Mtg Assn     Com              313586109  212,312     3,386,832    Sole                      3,386,832
Gannett Inc               Com              364730101  339,879     4,910,218    Sole                      4,910,218
Citigroup Inc             Com              172967101  133,998     3,047,580    Sole                      3,047,580
Home Depot Inc            Com              437076102  246,524     3,590,701    Sole                      3,590,701
Sherwin Williams Co       Com              824348106   33,923     1,625,068    Sole                      1,625,068
Time Warner Inc           Com              887315109  115,441     1,901,235    Sole                      1,901,235
Waste Mgmt Inc Del        Com              94106L109   37,156     1,933,329    Sole                      1,933,329
Leggett & Platt Inc       Com              524660107   41,444     2,105,088    Sole                      2,105,088
Wells Fargo & Co New      Com              949746101   94,470     2,382,231    Sole                      2,382,231
Korea Telecom Corp        Sponsored ADR    50063P103  104,453     2,823,062    Sole                      2,823,062
ICON Pub Ltd Co           Sponsored ADR    45103T107    2,230       143,580    Sole                        143,580
Iona Technologies plc     Sponsored ADR    46206P109   10,576       815,534    Sole                        815,534
Fastenal Co               Com              311900104   32,817       696,843    Sole                        696,843
Molex Inc                 Com              608554101   16,914       465,000    Sole                        465,000
Southdown Inc             Com              841297104   16,050       300,000    Sole                        300,000
Teleflex Inc              Com              879369106   26,956       683,500    Sole                        683,500
Trintech Group            ADR              896682101    1,584       119,000    Sole                        119,000
Pohang Iron & Stl Ltd     Sponsored ADR    730450103  103,683     3,311,242    Sole                      3,311,242
